Footnotes to financial statements (Parenthetical)		6 Months Ended
		Dec. 31, 2018 USD ($)		Jun. 30, 2018 USD ($)		Jun. 30, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 SGD ($)	May 31, 2018 USD ($)
Cancellation of treasury shares		$ 2,000,000	[1]	$ (2,000,000,000)	[2]
Cash and cash equivalents	[3]	311,153,000,000		324,901,000,000		$ 311,975,000,000
Change in accounting practice to include settlement accounts with Bank counterparties of one month or less | Increase due to changes in accounting policy
Cash and cash equivalents		10,100,000,000		15,200,000,000		$ 10,800,000,000
Contingent convertible securities | HSBC Holdings
Payments for debt issue costs		52,000,000		8,000,000
Intercompany debt issue costs		15,000,000		34,000,000
Tax effect of issuance of contingent convertible securities		3,000,000		8,000,000
Accelerated amortisation of external issuance costs				172,000,000
Retained earnings
Increase (Decrease) Through Transfer Between Merger Reserve And Retained Earnings, Equity	[4]	(2,200,000,000)
Cancellation of treasury shares		(3,984,000,000)	[1]	(1,014,000,000)	[2]
Retained earnings | HSBC Holdings
Increase (Decrease) Through Transfer Between Merger Reserve And Retained Earnings, Equity		2,200,000,000
Called up share capital and share premium
Cancellation of treasury shares		3,717,000,000	[1]	(986,000,000)	[2]
Merger and other reserves
Increase (Decrease) Through Transfer Between Merger Reserve And Retained Earnings, Equity	[4]	2,200,000,000
Cancellation of treasury shares	[1]	269,000,000
May 2018 share buy-back program
Authorized amount for share buy-back program									$ 2,000,000,000
2017 share buy-back program | Retained earnings
Cancellation of treasury shares		(3,000,000,000)
2017 share buy-back program | Called up share capital and share premium
Cancellation of treasury shares		2,836,000,000
2017 share buy-back program | Merger and other reserves
Cancellation of treasury shares		$ 164,000,000
$4,150m Perpetual Subordinated Contingent Convertible Securities | Contingent convertible securities | HSBC Holdings
Notional amount				4,150,000,000
GBP 1,000m 5.875% Perpetual Subordinated Contingent Convertible Securities | Contingent convertible securities | HSBC Holdings
Notional amount | £							£ 1,000,000,000
SGD 750m 5.000% Perpetual Subordinated Contingent Convertible Securities | Contingent convertible securities | HSBC Holdings
Notional amount								$ 750,000,000
$2200m 8.125% Perpetual Subordinated Contingent Convertible Capital Securities | Contingent convertible securities | HSBC Holdings
Notional amount redeemed				$ 2,200,000,000
Borrowings, interest rate				8.125%
$3800m 8.000% Perpetual Subordinated Contingent Convertible Capital Securities | Contingent convertible securities | HSBC Holdings
Notional amount redeemed				$ 3,800,000,000
Borrowings, interest rate				8.00%

[1]	7This includes a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings have been reduced by $3,000m, called up capital and share premium increased by $2,836m and other reserves increased by $164m. The remaining balance relates to the May 2018 share buy-back which completed in August 2018.
[2]	5For further details refer to Note 32 in the Annual Report and Accounts 2018. Relates to the $2,000m share buy-back announced in May 2018.
[3]	9At 30 June 2019, HSBC changed its accounting practice to include settlement accounts with bank counterparties of one month or less on a net basis. Comparatives have been re-presented and also include other cash equivalents not included in 2018 cash and cash equivalents. The net effect of these changes increased cash and cash equivalents by $10.8bn (30 Jun 2018: $15.2bn and 31 Dec 2018: $10.1bn).
[4]	6 Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. A part reversal of this impairment results in a transfer from retained earnings back to the merger reserve of $2,200m.